Note 11 - Credit Quality of Rents Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Summary of Valuation Allowance [Table Text Block]
Allowance for Doubtful Accounts	December 31, 2013	December 31, 2012
Beginning balance	$67,000	$103,000
Bad debt expense	36,000	24,000
Accounts receivable written off	(29,000)	(60,000)
Ending Balance	$74,000	$67,000